Advances (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Summary of Advances to Related Party	As of September 30, 2013 no revenues were realized from this agreement.

	September 30, 2013	December 31, 2012
BioTime, Inc. (in thousands)	$250	$250
As of December 31, 2012, no revenues were realized from this agreement.

	December 31, 2012	December 31, 2011
BioTime, Inc. (in thousands)	$250	$250